COMMON STOCK Schedule of Changes in Stock Option Awards (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted-Average Remaining Contractual Term (in years)
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	The SARs vest ratably over a three-year period and may be exercised at any point after vesting through 10 years from the date of issuance. Pursuant to the terms of the awards, upon exercise, the executive officers will receive, in shares of common stock, the excess of the market price of the award on the date of exercise over the market price of the award on the date of issuance.
Employee Stock Option [Member]
Number of Shares
Outstanding beginning of year, January 1,	6,973	10,306	10,306
Forfeited	0	(3,333)	0
Outstanding end of year, December 31,	6,973	6,973	10,306
Exercisable at December 31,	6,973	6,973	10,306
Weighted-Average Exercise Price
Outstanding beginning of year, January 1,	$ 41.09	$ 41.90	$ 41.90
Forfeited	$ 0	$ 43.60	$ 0.00
Outstanding end of year, December 31,	$ 41.09	$ 41.09	$ 41.90
Exercisable at December 31,	$ 41.09	$ 41.09	$ 41.60
Weighted-Average Remaining Contractual Term (in years)
Outstanding at December 31,	2 years 7 months 6 days
Exercisable at December 31,	2 years 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	Outstanding options expire ten years from the date of grant and become exercisable ratably over a four year period.